Document and Entity Information	Oct. 26, 2020
Cover [Abstract]
Entity Registrant Name	PACKAGING CORP OF AMERICA
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000075677
Document Period End Date	Oct. 26, 2020
Entity Emerging Growth Company	false
Entity File Number	1-15399
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4277050
Entity Address, Address Line One	1 North Field Court
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	(847)
Local Phone Number	482-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	PKG
Security Exchange Name	NYSE